INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS
NOTE 7      -       INTANGIBLE ASSETS

Intangible assets originated from the acquisition of ReVera on April 2, 2015. The following is a summary of intangible assets as of December 31, 2021 and 2020:

	As of December 31,
	2 0 2 1	2 0 2 0
Original amount:
Technology	14,232	14,232
Customer relationships	5,191	5,191
	19,423	19,423

Accumulated amortization:
Technology	12,026	10,108
Customer relationships	4,796	4,256
	16,822	14,364
Net book value	2,601	5,059

Amortization expenses amounted as following:

	Year ended December 31,
	2 0 2 1	2 0 2 0	2 0 1 9

Technology	1,918	1,758	1,758
Customer relationships	540	745	867
	2,458	2,503	2,625

Annual amortization expenses are expected as follows:

Year ending December 31,
2022	1,378
2023	726
2024	497
2,601